SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Feb. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable Securities	$ 10,114
Short-Term Investments		$ 2,511,336
[custom:RemainingCashCashEquivalentsAndShortTermInvestments-0]	10,114
Brokerage Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits			$ 2,500,000
Short-Term Investments	$ 10,114
Brokerage Agreement [Member] | Bonds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable Securities			450,751
Brokerage Agreement [Member] | US Treasury Securities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable Securities			$ 1,981,061